Investment Securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 3.	Investment Securities
(in thousands)
The amortized cost and estimated fair value of securities
available-for-sale
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2020 and 2019 were as follows:

2020	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale
Obligations of U.S.
Government agencies	$11,870	$191	$—	$12,061
Mortgage-backed securities	560,033	4,550	2,600	561,983
State, County, Municipals	100,823	3,410	36	104,197
Other securities	500	8	—	508

Total	$673,226	$8,159	$2,636	$678,749

2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale
Obligations of U.S.
Government agencies	$97,400	$—	$289	$97,111
Mortgage-backed securities	308,310	640	2,050	306,900
State, County, Municipals	59,724	708	60	60,372

Total	$465,434	$1,348	$2,399	$464,383

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and 2019.
A summary of unrealized loss information for AFS securities, categorized by security type follows:

December 31, 2020	Less than 12 months		2 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed securities	$278,162	$2,600	$—	$—	$278,162	$2,600
State, County, Municipal	6,541	36	—	—	6,541	36

Total	$284,703	$2,636	$—	$—	$284,703	$2,636

December 31, 2019	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$76,682	$217	$20,429	$72	$97,111	$289
Mortgage backed securities	101,730	871	76,630	1,179	178,360	2,050
State, County, Municipal	8,280	37	3,731	23	12,011	60

Total	$186,692	$1,125	$100,790	$1,274	$287,482	$2,399

The unrealized losses shown above are due to increases in market rates over the yields available at the time of purchase of the underlying securities and not credit quality. The Company does not intend to sell any of the securities in an unrealized loss position, and it is more likely than not that the Company will not be required to sell any such security prior to the recovery of its amortized cost basis, which may be at maturity. None of the unrealized losses disclosed in the previous table are related to credit deterioration. As such, the Company did not record any other-than-temporary impairment for the years ended December 31, 2020 or 2019.
The amortized cost and estimated fair value of securities at December 31, 2020, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$—	$—
Due after one year through five years	3,594	3,701
Due after five years through ten years	20,538	21,446
Due after ten years	89,061	91,619
Residential mortgage backed securities	536,215	537,027
Commercial mortgage backed securities	23,818	24,956

Total	$673,226	$678,749

Investment securities with fair values of $558,955 and $413,275 at December 31, 2020 and December 31, 2019, respectively, were pledged as collateral for public deposits and securities sold under agreement to repurchase.
Gross realized gains and losses are included in net gains on sales of securities in the Consolidated Statements of Income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2020	2019	2018
Gross realized gains	$1,656	$414	$171
Gross realized losses	827	223	160

Net realized gains	$829	$191	$11